CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and due from banks	$ 207,501	$ 220,031
Interest-bearing deposits with other banks	388,182	214,811
Investment Securities, Available-for-sale	3,409,648	4,207,846
Investment securities held-to-maturity (fair value $76,485 at December 31, 2022 and $99,898 at December 31, 2021)	84,021	98,420
Other investments	143,160	102,971
Loans held for sale, at fair value	7,918	29,482
Loans and leases
Total loans and leases	10,298,971	9,288,299
Loans and Leases Receivable, Allowance	(132,977)	(131,992)
Net loans and leases	10,165,994	9,156,307
Property, Plant, and Equipment, Excluding Lessor Asset under Operating Lease, after Accumulated Depreciation	189,080	193,040
Operating Lease	91,738	60,811
Goodwill	1,001,507	1,000,749
Other intangibles	93,919	104,367
Accrued interest and other assets	1,220,648	940,306
Deposits
Interest-bearing demand	3,037,153	3,198,745
Savings	3,828,139	4,157,374
Time	1,700,705	1,330,263
Total interest-bearing deposits	8,565,997	8,686,382
Total assets	17,003,316	16,329,141
Noninterest-bearing	4,135,180	4,185,572
Total deposits	12,701,177	12,871,954
Federal funds purchased and securities sold under agreements to repurchase	0	51,203
FHLB short-term borrowings	1,130,000	225,000
Other Short-term Borrowings	157,156	20,000
Total short-term borrowings	1,287,156	296,203
Long-term debt	346,672	409,832
Total borrowed funds	1,633,828	706,035
Accrued interest and other liabilities	626,938	492,210
Total liabilities	14,961,943	14,070,199
Shareholders' equity
Common stock - no par value	1,634,605	1,640,358
Retained earnings	968,237	837,473
Accumulated other comprehensive income (loss)	(358,663)	(433)
Treasury stock, at cost, 9,390,695 shares in 2022 and 10,132,554 shares in 2021	(202,806)	(218,456)
Total shareholders' equity	2,041,373	2,258,942
Total liabilities and shareholders’ equity	$ 17,003,316	$ 16,329,141
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	104,281,794
Commercial
Loans and leases
Total loans and leases	$ 3,410,272	$ 2,720,028
Lease financing
Loans and leases
Total loans and leases	236,124	109,624
Construction real estate
Loans and leases
Total loans and leases	512,050	455,894
Commercial real estate
Loans and leases
Total loans and leases	4,052,759	4,226,614
Residential real estate
Loans and leases
Total loans and leases	1,092,265	896,069
Home equity
Loans and leases
Total loans and leases	733,791	708,399
Installment
Loans and leases
Total loans and leases	209,895	119,454
Credit card
Loans and leases
Total loans and leases	$ 51,815	$ 52,217